Litigation and Contingencies	12 Months Ended
Dec. 31, 2014
Litigation and Contingencies

13. Litigation and contingencies

There are various lawsuits, claims, investigations and proceedings that have been brought or asserted against the company, which arise in the ordinary course of business, including actions with respect to commercial and government contracts, labor and employment, employee benefits, environmental matters, intellectual property, and non-income tax and employment compensation in Brazil. The company records a provision for these matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Any provisions are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information and events pertinent to a particular matter.

The company believes that it has valid defenses with respect to legal matters pending against it. Based on its experience, the company also believes that the damage amounts claimed in the lawsuits disclosed below are not a meaningful indicator of the company’s potential liability. Litigation is inherently unpredictable, however, and it is possible that the company’s results of operations or cash flow could be materially affected in any particular period by the resolution of one or more of the legal matters pending against it.

In April 2007, the Ministry of Justice of Belgium sued Unisys Belgium SA-NV, a Unisys subsidiary (Unisys Belgium), in the Court of First Instance of Brussels. The Belgian government had engaged the company to design and develop software for a computerized system to be used to manage the Belgian court system. The Belgian State terminated the contract and in its lawsuit has alleged that the termination was justified because Unisys Belgium failed to deliver satisfactory software in a timely manner. It claims damages of approximately 28 million Euros. Unisys Belgium filed its defense and counterclaim in April 2008, in the amount of approximately 18.5 million Euros. The company believes it has valid defenses to the claims and contends that the Belgian State’s termination of the contract was unjustified.

In December 2007, Lufthansa AG sued Unisys Deutschland GmbH, a Unisys subsidiary (Unisys Germany), in the District Court of Frankfurt, Germany, for allegedly failing to perform properly its obligations during the initial phase of a 2004 software design and development contract relating to a Lufthansa customer loyalty program. Under the contract, either party was free to withdraw from the project at the conclusion of the initial design phase. Rather than withdraw, Lufthansa instead terminated the contract and failed to pay the balance owed to Unisys Germany for the initial phase. Lufthansa’s lawsuit alleges that Unisys Germany breached the contract by failing to deliver a proper design for the new system and seeks approximately 21.4 million Euros in damages. The company believes it has valid defenses and filed its defense and a counterclaim in the amount of approximately 1.5 million Euros. In July 2013, the District Court issued a decision finding Unisys Germany liable for failing to perform its obligations under the initial phase of the contract. It also dismissed Unisys Germany’s counterclaim. The District Court did not conduct the damage phase of the proceeding. Unisys Germany appealed the decision on liability in August 2013. In December 2014, the Appellate Court found that Lufthansa was not entitled to terminate the contract for breach and dismissed Lufthansa’s 21.4 million Euros damages claim. It also dismissed Unisys Germany’s 1.5 million Euros counterclaim, finding the contract required Unisys Germany to return to Lufthansa a 2.2 million Euros advance payment that Lufthansa made upon contract signing. Accordingly, the Appellate Court entered a judgment against Unisys Germany for 2.2 million Euros plus interest (currently estimated to be approximately 1.16 million Euros). Under the judgment, the court also awarded costs of approximately 240,000 Euros to Unisys. In January 2015, the parties agreed to settle the case by waiving their rights to seek permission from Germany’s highest court to appeal and Unisys paying the amount due under the judgment. Unisys may either pay Lufthansa cash or, subject to further agreement of the parties, credits on a new project involving Unisys and Lufthansa.

The company’s Brazilian operations, along with those of many other companies doing business in Brazil, are involved in various litigation matters, including numerous governmental assessments related to indirect and other taxes, as well as disputes associated with former employees and contract labor. The tax-related matters pertain to value added taxes, customs, duties, sales and other non-income related tax exposures. The labor-related matters include claims related to compensation matters. The company believes that appropriate accruals have been established for such matters based on information currently available. At December 31, 2014, excluding those matters that have been assessed by management as being remote as to the likelihood of ultimately resulting in a loss, the amount related to unreserved tax-related matters, inclusive of any related interest, is estimated to be up to approximately $127 million.

The company has been involved in a matter arising from the sale of its Health Information Management (HIM) business to Molina Information Systems, LLC (Molina) under a 2010 Asset Purchase Agreement (APA). The HIM business provided system solutions and services to state governments, including the state of Idaho, for administering Medicaid programs. In August 2012, Molina sued the company in Federal District Court in Delaware alleging breaches of contract, negligent misrepresentation and intentional misrepresentation with respect to the APA and the Medicaid contract with Idaho. Molina sought compensatory damages, punitive damages, lost profits, indemnification, and declaratory relief. Molina alleged losses of approximately $35 million in the complaint. In June 2013, the District Court granted the company’s motion to dismiss the complaint and allowed Molina to replead certain claims and file an amended complaint. In August 2013, Molina filed an amended complaint. The company filed a motion to dismiss the amended complaint. On September 2, 2014, the District Court granted the company’s motion to dismiss the negligent misrepresentation claim, but denied the company’s motion with respect to Molina’s intentional misrepresentation and breach of contract claims. The litigation continues on the remaining claims.

With respect to the specific legal proceedings and claims described above, except as otherwise noted, either (i) the amount or range of possible losses in excess of amounts accrued, if any, is not reasonably estimable or (ii) the company believes that the amount or range of possible losses in excess of amounts accrued that are estimable would not be material.

Litigation is inherently unpredictable and unfavorable resolutions could occur. Accordingly, it is possible that an adverse outcome from such matters could exceed the amounts accrued in an amount that could be material to the company’s financial condition, results of operations and cash flows in any particular reporting period.

Notwithstanding that the ultimate results of the lawsuits, claims, investigations and proceedings that have been brought or asserted against the company are not currently determinable, the company believes that at December 31, 2014, it has adequate provisions for any such matters.